Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Ore in stockpiles and mill supplies	$ 4,699	$ 4,743
Materials and supplies	818	646
Inventory	5,517	5,389
Less: current portion	818	646	$ 151
Non-current inventories	$ 4,699	$ 4,743	$ 5,110